Note 05 - Marketable Securities, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Marketable Securities, Additional Information
B Series National Treasury Notes	$ 2,939	$ 2,363
Interest Coupons	6.00%